Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2017	Mar. 31, 2016
Collateralized transactions
Gross balances of reverse repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	¥ 881	¥ 940
Gross balances of repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	2,596	2,176
Gross balances of securities borrowing transactions, not subject to enforceable master netting arrangements or similar agreements	1,494	1,162
Gross balances of securities lending transactions, not subject to enforceable master netting arrangements or similar agreements	¥ 205	¥ 186